Consolidated Statements of Preferred Stock and Stockholders' Deficit (USD $) In Thousands, except Share data, unless otherwise specified	Total	Series A convertible preferred stock	Series B convertible preferred stock	Series C convertible preferred stock	Series D convertible preferred stock	Series E convertible preferred stock	Series F convertible preferred stock	Common stock	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit
Balance at Dec. 31, 2008	$ (52,901)	$ 1,014	$ 7,043	$ 11,905	$ 11,036	$ 8,770	$ 12,990	$ 1	$ 1,698		$ (54,600)
Balance (shares) at Dec. 31, 2008		510,351	896,464	4,210,519	3,413,044	1,361,279	1,762,839	2,031,147
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (shares)								25,072
Exercise of stock options	26								26
Repurchase of unvested common stock	3								3
Employee stock-based compensation expense	492								492
Net income (loss)	(992)										(992)
Change in unrealized loss on available-for-sale securities	0
Comprehensive income	(992)
Balance at Dec. 31, 2009	(53,372)	1,014	7,043	11,905	11,036	8,770	12,990	1	2,219		(55,592)
Balance (shares) at Dec. 31, 2009		510,351	896,464	4,210,519	3,413,044	1,361,279	1,762,839	2,056,219
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (shares)								324,946
Exercise of stock options	357								357
Non-employee stock-based compensation expense	1								1
Employee stock-based compensation expense	507								507
Stock options issued with acquisition	54								54
Common stock issued in conjunction with business acquisitions	879								879
Common stock issued (shares) in conjunction with business acquisitions								395,929
Net income (loss)	1,210										1,210
Change in unrealized loss on available-for-sale securities	0
Comprehensive income	1,210
Balance at Dec. 31, 2010	(50,364)	1,014	7,043	11,905	11,036	8,770	12,990	1	4,017		(54,382)
Balance (shares) at Dec. 31, 2010		510,351	896,464	4,210,519	3,413,044	1,361,279	1,762,839	2,777,094
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of preferred stock warrant (Shares)					17,171	313
Exercise of preferred stock warrant					253	2
Exercise of stock options (shares)	1,005,366							1,005,366
Exercise of stock options	1,224								1,224
Vesting of early exercised stock options	217								217
Non-employee stock-based compensation expense	457								457
Employee stock-based compensation expense	1,001								1,001
ExperiaHealth performance awards	549								549
Repurchase of early exercised options (shares)								(1,970)
Repurchase of early exercised options	(4)								(4)
Net income (loss)	(2,479)										(2,479)
Change in unrealized loss on available-for-sale securities	0
Comprehensive income	(2,479)
Balance at Dec. 31, 2011	(49,399)	1,014	7,043	11,905	11,289	8,772	12,990	1	7,461		(56,861)
Balance (shares) at Dec. 31, 2011		510,351	896,464	4,210,519	3,430,215	1,361,592	1,762,839	3,780,490
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of preferred stock warrant (Shares)				20,186		1,147		13,513
Exercise of preferred stock warrant				323		20
Conversion of preferred stock into common stock (shares)		(510,351)	(896,464)	(4,230,705)	(3,430,215)	(1,362,739)	(1,762,839)	12,937,750
Conversion of preferred stock into common stock	53,356	(1,014)	(7,043)	(12,228)	(11,289)	(8,792)	(12,990)	4	53,352
Issuance of common stock upon initial public offering, shares								5,000,000
Issuance of common stock upon initial public offering	70,486							2	70,484
Reclassification of preferred stock warrant liability into additional paid-in capital upon initial public offering	3,141								3,141
Exercise of stock options (shares)	350,750							346,176
Exercise of stock options	246								246
Vesting of early exercised stock options	205								205
Cashless exercise of common stock warrants								51,308
Issuance of restricted stock awards								24,152
Non-employee stock-based compensation expense	29								29
Employee stock-based compensation expense	1,250								1,250
Repurchase of early exercised options (shares)								(1,315)
Repurchase of early exercised options	(6)								(6)
Net income (loss)	345										345
Change in unrealized loss on available-for-sale securities	(191)									(191)
Comprehensive income	154
Balance at Jun. 30, 2012	$ 79,462							$ 7	$ 136,162	$ (191)	$ (56,516)
Balance (shares) at Jun. 30, 2012								22,138,561